SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

32.SUBSEQUENT EVENTS

Listing of Concord Healthcare on The Stock Exchange of Hong Kong Limited

On January 9, 2024, one of the Company’s subsidiary, Concord Healthcare completed its initial public offering (“IPO”) and Concord Healthcare’s shares have been listed on the Main Board of The Stock Exchange of Hong Kong Limited (the “HKSE”) under the stock code 2453.HK, at an initial public offer price of HK$14.28. The gross proceeds from the initial public offering of Concord Healthcare on the HKSE are HK$562.9 million (approximately US$72.2 million). As of the issuance date of the consolidated financial statements, HK$554,914 (approximately US$71,044) has been received by the Company, among which RMB200,000 (US$28,169) was used to purchase a series of trading securities to make a best use of the proceeds from its IPO, which would be used to repay the loans of the Company after their maturities.

New bank loans and other borrowings

In December 2023, the Company’s subsidiary, CMCC entered into a contract with maximum credit limit with Xiamen International Bank Co., Ltd., in which CMCC was granted maximum loan credit in the amount of RMB10,000 (US$1,408). Subsequent to the maximum credit limit contract, two loan notes were sealed between both parties in a total amount of RMB10,000 (US$1,408) to meet the purchase of drugs and medical consumables, and payment of staff salaries and other working capital needs of CMCC. The period of the loan is from January 3, 2024 to July 3, 2024. The interest rate for the loan is fixed at 5.5% per annum.

In February 2024, the Company’s subsidiary, Shanghai Medstar entered into a loan contract with Inner Mongolia Hongxin Yubang supply chain Co., Ltd. in the amount of RMB50,000 (US$7,042) to meet working capital needs of Shanghai Medstar. The period of the loan is from February 1, 2024 to July 31, 2024. The interest rate for the loan is fixed at 6.0% per annum. In addition, Shanghai Medstar entered into another loan contract with Shanghai Linen in the amount of RMB10,000 (US$1,408) on March 19, and the period of which is from March 19, 2024 to April 30, 2024. The interest rate for this loan is fixed at 15.0% per annum. The loan principal and related interest of the two loans should be paid in one lump sum at maturity.

In March 2024, the Company’s subsidiaries, CMCC entered into a loan contract with Bank of Shanghai in the amount of RMB10,000 (US$1,408) to meet working capital needs of CMCC. The period of the loan is from March 25, 2024 to March 25, 2025. The interest rate for the loan is fixed at 4.2% per annum. The loan interest should be paid quarterly and the principal in one lump sum at maturity.

In March 2024, the Company’s subsidiaries, SH MZJH entered into a loan contract with Bank of Shanghai in the amount of RMB9,980 (US$1,406) to meet working capital needs of SH MZJH. The period of the loan is from March 21, 2024 to March 21, 2025. The interest rate for the loan is fixed at 4.5% per annum. The loan interest should be paid quarterly and the principal in one lump sum at maturity. This bank borrowing is secured by certain equipment and operating revenue of SH MZJH and certain equity investments of SH MZJH held by Healthingkon, Concord Healthcare and Global Medical Imaging (HongKong) Ltd. In addition, Concord Healthcare and Shanghai policy Financing Guarantee Fund Management center for small, medium and micro enterprises provided a joint and several liability guarantee and guarantee for this loan, respectively.

As of the date of issuance of the consolidated financial statements, all principals of the bank loans and other borrowings mentioned above was received by the Company.

Capital injection to HCCH

On January 19, 2024, the Company made a capital injection in the amount of RMB102,000 (US$14,366) to Hebei CSPC Concord Hospital Management Co., Ltd. (“HCCH”), in order to improve economic benefits and expand business scale in high-end cancer hospitals in the Beijing-Tianjin-Hebei region.

The Company has evaluated subsequent events through April 19, 2024, the date of issuance of the consolidated financial statements, except for the events mentioned above the Company did not identify any subsequent events with material financial impact on the Company’s consolidated financial statements.